Concentrations of Risks (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Accounts Payable [Member]
Concentrations of risk percentage			41.00%		26.00%
One Customer [Member]
Concentrations of risk percentage			100.00%	100.00%	99.00%	100.00%
One Customer [Member] | Revenues [Member]
Concentrations of risk percentage	100.00%
One Customer [Member] | Accounts Receivable [Member]
Concentrations of risk percentage	100.00%		100.00%		100.00%
Vendor One [Member]
Concentrations of risk percentage		54.00%
Vendor Two [Member]
Concentrations of risk percentage		46.00%
One Vendor [Member]
Concentrations of risk percentage						100.00%
One Vendor [Member] | Accounts Payable [Member]
Concentrations of risk percentage			100.00%	89.00%	100.00%